Earnings per Share - Summary of Profit Attributable to Common Shares of the Parent (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 251,169	¥ 180,832	¥ 137,246
Profit for the year not attributable to ordinary equity holders of the parent	0	0	0
Profit for the year used to calculate basic earnings per share	¥ 251,169	¥ 180,832	¥ 137,246